SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Property Plant and Equipment) (Details)	12 Months Ended
Dec. 31, 2015
Minimum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Mobile equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	39 years
Maximum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	25 years
Maximum [Member] | Mobile equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	25 years